Cover	Nov. 20, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 20, 2023
Entity Registrant Name	NeuroMetrix, Inc.
Entity File Number	001-33351
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3308180
Entity Address, Postal Zip Code	01801
City Area Code	781
Local Phone Number	890-9989
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001289850
Current Fiscal Year End Date	--12-31
Entity Address, Address Line One	4 Gill Street
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NURO
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights